Borrowings - Long and Short Term Borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Borrowings
Short-term	¥ 2,912,867	¥ 2,194,957
Long-term loan due in one year	525,255	238,400
Subtotal	3,438,122	2,433,357
Long-term	2,701,438	2,461,017
Total borrowings	¥ 6,139,560	¥ 4,894,374